SUPPLEMENT TO THE PROSPECTUSES AND
                      STATEMENTS OF ADDITIONAL INFORMATION
                                       OF
        Evergreen Adjustable Rate Fund, Evergreen Asset Allocation Fund,
          Evergreen Balanced Fund, Evergreen Blue Chip Fund, Evergreen
   California Municipal Bond Fund, Evergreen California Municipal Money Fund,
      Evergreen Connecticut Municipal Bond Fund, Evergreen Core Bond Fund, Evergreen Diversified Bond Fund, Evergreen Emerging Markets Growth Fund,
  Evergreen Equity Income Fund, Evergreen Equity Index Fund, Evergreen Florida
     High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Foundation Fund,
     Evergreen Georgia Municipal Bond Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen Growth and Income Fund,
      Evergreen Health Care Fund, Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen High Yield Bond Fund,
    Evergreen International Equity Fund, Evergreen International Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Large Cap Value Fund,
               Evergreen Limited Duration Fund, Evergreen Maryland
       Municipal Bond Fund, Evergreen Mid Cap Value Fund, Evergreen Money
      Market Fund, Evergreen Municipal Bond Fund, Evergreen Municipal Money
  Market Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New Jersey
      Municipal Money Market Fund, Evergreen New York Municipal Bond Fund, Evergreen New York Municipal Money Market Fund, Evergreen North Carolina
        Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Precious
         Metals Fund, Evergreen Short Intermediate Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Small Cap Value Fund, Evergreen South Carolina Municipal Bond Fund, Evergreen Special Values Fund, Evergreen Strategic Income Fund, Evergreen Strategic Value Fund,
       Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund, Evergreen Treasury Money Market Fund, Evergreen Ultra Short Bond Fund, Evergreen U.S. Government Fund, Evergreen U.S. Government Money Market
         Fund, Evergreen Utility and Telecommunications Fund, Evergreen
                          Virginia Municipal Bond Fund
                           (Collectively, the "Funds")

     I. The section of each Fund's prospectus(es) entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" is revised as follows:

      Class A

      The following paragraph is restated:

     Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% contingent deferred sales charge if you redeem any such shares within one year. See "Calculating the Contingent Deferred Sales Charge" to determine how the one-year holding period is calculated. The front-end sales charge may be waived under certain circumstances and the maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors.

      Class B

     The following section is restated: If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you redeem your shares within six years. See "Calculating the Contingent Deferred Sales Charge" to determine how the six-year holding period is calculated. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

     The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:


                                                         Maximum Contingent Deferred
                                   Years Held                    Sales Charge
                                        1                           5.00 %
                                        2                           4.00 %
                                        3                           3.00 %
                                        4                           3.00 %
                                        5                           2.00 %
                                        6                           1.00 %
                                   Thereafter                       0.00 %
                                        8                    Converts to Class A
                                Dealer Allowance                    4.00 %

      Class C

      The following section is restated:

     If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you redeem your shares within one year. See "Calculating the Contingent Deferred Sales Charge" to determine how the one-year holding period is calculated. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

     The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:


                                                         Maximum Contingent Deferred
                                   Years Held                    Sales Charge
                                        1                           1.00 %
                                   Thereafter                       0.00 %
                                Dealer Allowance                    1.00 %

      Calculating the Contingent Deferred Sales Charge

      The following paragraph is added to the beginning of this section:

     The holding period for the contingent deferred sales charge begins on the day your purchase is accepted. See "How to Buy Shares" for a complete description of the funds' purchase procedures. For example, if you purchase Class B shares on January 2nd, a redemption of any of those shares will be subject to the 5.00% contingent deferred sales charge through January 2nd of the following year. Beginning on January 3rd of the following year, you will be subject to the 4.00% contingent deferred sales charge on redemptions of those shares through January 2nd of the next year. Please refer back to the section entitled "How to Choose the Share Class That Best Suits You," for the complete schedule of each class' maximum contingent deferred sales charge.

     The section of each Fund's statement of additional information entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

      Class A Shares

      The following paragraph is restated:

     There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem any such shares within one year (see "Contingent Deferred Sales Charge" below).


      Class B Shares

      The following paragraphs are restated:

     The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

                                                         Maximum Contingent Deferred
                                   Years Held                    Sales Charge
                                        1                           5.00 %
                                        2                           4.00 %
                                        3                           3.00 %
                                        4                           3.00 %
                                        5                           2.00 %
                                        6                           1.00 %
                                   Thereafter                       0.00 %
                                        8                    Converts to Class A
                                Dealer Allowance                    4.00 %

     Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

      Class C Shares

      The following paragraphs are restated:

     The Fund offers Class C shares without a front-end sales charge. The Fund may charge a CDSC on shares you redeem based on the following schedule:


                                                          Maximum Contigent Deferred
                                   Years Held                    Sales Charge
                                        1                           1.00 %
                                   Thereafter                       0.00 %


     There is 1.00% redemption fee that may apply to assets redeemed or exchanged within 90 days of the date of purchase for the Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen International Bond Fund, Evergreen International Growth Fund and Evergreen Precious Metals Fund.

      Contingent Deferred Sales Charge

      The following paragraph is added to the beginning of this section:

     The holding period for the contingent deferred sales charge begins on the day your purchase is accepted. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund. Your shares age one year on the same day of the next year and each year thereafter. For example, if you purchase Class B shares on January 2nd, a redemption of any of those shares will be subject to the 5.00% contingent deferred sales charge through January 2nd of the following year. Beginning on January 3rd of the following year, you will be subject to the 4.00% contingent deferred sales charge on redemptions of those shares through January 2nd of the next year. Please refer back to the section entitled "Purchase and Redemption of Shares," for the complete schedule of each class' maximum contingent deferred sales charge.




June 30, 2004                                                    570311 (6/04)